ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Payable And Accrued Liabilities Details Abstract
Accounts payable	$ 1,629	$ 808	$ 2,017
Payroll related liabilities	225	216	213
Other accrued liabilities	40	50
Total accounts payable and accrued liabilities	$ 1,894	$ 1,074	$ 2,230